Risk management - Leverage ratio (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk management
Loans and borrowings (Note 20)	$ 109,200	$ 119,965
Cash and cash equivalents (Note 6)	(10,694)	(14,054)	$ (12,336)	$ (15,401)
Other financial assets (Note 9)	(3,296)	(5,240)
Net financial debt	95,210	100,671
Equity (Note 24)	$ 106,739	$ 105,913	$ 100,253	$ 113,904
Leverage (1)	47.15%	48.73%